Trade receivables	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
Accounting policy
Trade receivables correspond to amounts receivable from customers for the sale of goods or services in the ordinary course of the Group’s business.
A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 7.

	2023	2022
Trade receivables (Brazil)	2,525,845	1,639,637
Trade receivables (Colombia)	370,767	345,830
(-) Allowance for expected credit losses	(188,072)	(151,114)
Total	2,708,540	1,834,353
Current	2,667,057	1,794,602
Non-current	41,483	39,751
The average effective interest rate used to discount trade receivables for the year ended June 30, 2023 was 0.96% per month (1.00% as of June 30, 2022). The Group does not have any customer that represents more than 10% of its trade receivables or revenues.
As of June 30, 2023, the Group also transferred trade receivables to the FIAGRO in the amount of $167,278. There were no trade receivables transferred as of June 30, 2022.
As the Group has retained the risks and rewards of ownership, these amounts were not derecognized from trade receivables. Consequently, the liability resulting from these operations is recorded as obligations to FIAGRO quota holders (note 19).
Allowance for expected credit losses

	2023	2022	2021
Opening balance	(151,114)	(111,969)	(89,173)
Increase in allowance	(36,769)	(27,393)	(11,094)
Allowance for credit losses from acquisitions	(11,702)	(16,274)	(12,623)
Trade receivables write-off	9,500	3,492	3,058
Exchange rate translation adjustment	2,013	1,030	(2,137)
Ending balance (i)	(188,072)	(151,114)	(111,969)
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(i)The credit risk of the Group is described in note 8.b.
The aging analysis of trade receivables is as follow:

	2023	2022
Not past due	2,089,543	1,534,224
Overdue
1 to 60 days	169,556	93,436
61 to 180 days	359,958	240,320
181 to 365 days	90,734	7,157
Over 365 days	186,821	110,398
Allowance for expected credit losses	(188,072)	(151,182)
	2,708,540	1,834,353